Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2024	Dec. 31, 2023
South Africa
Disclosure of Provisions [line items]
Discount rate	11.10%	12.10%
South Africa | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.30%	5.00%
South Africa | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.60%	4.60%
South Africa | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.60%	4.50%
South Africa | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	4.60%	4.50%
Ghana | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.20%	2.70%
Ghana | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.50%
Ghana | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Ghana | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Australia | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.00%	3.80%
Australia | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.80%	3.30%
Australia | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.80%
Australia | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.60%
Peru
Disclosure of Provisions [line items]
Discount rate	5.60%	5.20%
Peru | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.20%	2.70%
Peru | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.50%
Peru | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Peru | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Chile
Disclosure of Provisions [line items]
Discount rate	5.20%	4.60%
Chile | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.20%	2.70%
Chile | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.50%
Chile | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Chile | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Canada
Disclosure of Provisions [line items]
Discount rate	3.10%
Canada | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%
Canada | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%
Canada | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%
Canada | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%
Bottom of range | Ghana
Disclosure of Provisions [line items]
Discount rate	10.90%	12.10%
Bottom of range | Australia
Disclosure of Provisions [line items]
Discount rate	4.30%	4.00%
Top of range | Ghana
Disclosure of Provisions [line items]
Discount rate	11.30%	12.40%
Top of range | Australia
Disclosure of Provisions [line items]
Discount rate	4.60%	4.20%